Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 7) (Details) (USD $)	3 Months Ended												9 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended							1 Months Ended	9 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 12, 2012	Feb. 28, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Feb. 16, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Class A	Dec. 31, 2009 Common Class A	Dec. 31, 2008 Common Class A	Dec. 31, 2010 Incentive Shares Common Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Nov. 04, 2010 Restricted Stock	Dec. 31, 2011 Minimum Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Maximum Series A Mandatory Convertible Preferred Stock	Oct. 31, 2011 Molycorp Sillamae	Dec. 31, 2011 Molycorp Sillamae	Oct. 24, 2011 Molycorp Sillamae	Apr. 02, 2011 Molycorp Sillamae	Apr. 30, 2011 AS Silmet Grupp Molycorp Sillamae	Apr. 02, 2011 AS Silmet Grupp Molycorp Sillamae	Dec. 31, 2010 AS Silmet Grupp Molycorp Sillamae
Stockholders' Equity
Loss from Translation of Intercompany Balances Included in Foreign Currency Transaction and Translation Adjustment														$ 2,700,000
Shares outstanding																					2,070,000	2,070,000	2,070,000		137,957,451	137,957,451	82,291,200	83,896,043		44,998,185	38,829,225
Capital contributions													390,225,000		0	0	15,000,000	18,004,000											15,000,000
Stock issued during the period, shares																									99,723	13,800,000			5,767,670	3,844,858
Issuance of shares for conversion of convertible securities, shares																											50,892,260		50,892,260			2,232,740
Proceeds from Issuance Initial Public Offering																0	378,633,000	0									378,600,000
Exchange shares issued																											29,128,700
Restricted stock issued																																				37,500
Fair value of restricted stock																																	$ 40.09	$ 40.20	$ 36.51	$ 36.51
Dividend rate (as a percent)																				5.50%	5.50%
Preferred stock, par value	$ 0.001	$ 0.001							$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 0.001
Preferred Stock, Shares Issued																								1,800,000
Mandatory Convertible Preferred Stock Price Per Share																				$ 100
Underwriter option to purchase additional shares																								270,000
Convertible Preferred Stock, Shares Issued upon Conversion																																					1.6667	2.0000
Net proceeds from sale of preferred stock													0		199,642,000	199,642,000	0	0					199,600,000
Payments of preferred dividends													8,539,000		6,167,000	9,015,000	0	0			2,800,000	8,500,000	9,000,000
Interest acquired (as a percent)																																									9.977%	90.023%		80.00%	80.00%
Common stock issued to acquire the entity (in shares)																																											1,593,419
Fair value of Molycorp common stock issued																			284,100,000																							72,653,000
Cash consideration																																									10,000,000	9,021,000
Adjustments to Additional Paid in Capital																																							400,000
Foreign currency translation adjustments	526,000			(5,564,000)									(1,165,000)	8,500,000	(4,240,000)	(8,481,000)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891,000)	26,579,000		45,356,000	47,787,000		(2,198,000)		(9,589,000)	(10,145,000)	(23,291,000)	(7,749,000)	(89,976,000)		90,947,000	117,526,000	(50,774,000)	(28,587,000)																					117,526,000	12,763,000
Cummulative undeclared and paid dividends on preferred stock	(2,846,000)			(2,846,000)									(8,539,000)		(7,116,000)	(9,962,000)
(Loss) Income attributable to common stockholders	(21,737,000)			42,510,000									(98,515,000)		83,831,000	107,564,000
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[1]	83,847,119	83,847,119	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		83,321,816	83,454,221	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.01	$ 1.29	$ (0.81)	$ (0.72)																						$ 0.15
Effect of dilutive Notes																413,000
(Loss) income attributable to common stockholders adjusted for effect of dilution	$ (21,737,000)			$ 42,914,000									$ (98,515,000)		$ 84,244,000	$ 107,977,000
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[1]	87,069,256	84,413,499	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		84,596,676	85,220,017	62,332,054	39,526,568
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.00	$ 1.27	$ (0.81)	$ (0.72)

[1]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.